Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
LIABILITIES AND STOCKHOLDERS' EQUITY AND NONCONTROLLING INTEREST
Cumulative convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Cumulative convertible preferred stock, shares issued (in shares)	5,890,000	5,890,000
Cumulative convertible preferred stock, shares outstanding (in shares)	178,249	178,249
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized ( in shares)	656,020,000	656,020,000
Common stock, shares issued (in shares)	33,888,082	33,888,082
Common stock, shares outstanding (in shares)	33,888,082	31,324,808
Excess stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Excess stock, shares authorized (in shares)	330,000,000	330,000,000